Share Capital, Share Premium And Other Capital Reserves - Summary of Share Capital and Share Premium (Detail) - RUB (₽) ₽ in Millions		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance		203,729,960	137,607,450
Issue of shares in the IPO			37,950,000
Issue of shares in the private placement			4,500,000
Issue of shares from a conversion of loans			23,484,183
Issue of shares upon exercise of share-based awards		483,775	188,325
Issue of Class A shares			2
Ending balance	208,322,103	208,322,103	203,729,960	137,607,450
Beginning balance		₽ 79,257	₽ 817	₽ 3,394
Issue of shares upon exercise of share-based awards		₽ 313
Release of shares from trust (note 27)		4,108,368
Ending Balance	₽ 30,608	₽ 30,608	₽ 79,257	₽ 817
Ordinary shares [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance		203,729,960	137,472,875
Issue of shares in the IPO			37,950,000
Issue of shares in the private placement			4,500,000
Issue of shares from a conversion of loans			23,484,183
Issue of shares upon exercise of share-based awards		483,775
Conversion of preference shares			322,900
Issue of Class A shares			2
Ending balance	216,413,735	216,413,735	203,729,960	137,472,875
Issue of shares to employee-benefit trust		12,200,000
Preference shares [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance			134,575
Issue of shares upon exercise of share-based awards			188,325
Conversion of preference shares			(322,900)
Ending balance				134,575
Share capital [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance		₽ 11	₽ 6	₽ 4
Issue of shares in the IPO			3
Issue of shares from a conversion of loans			2
Issue Of Shares To Employee Benefit trust Value		1
Ending Balance	₽ 12	12	11	6
Share premium [member]
Disclosure of movement of Share capital and share premium [Line Items]
Transaction costs			(5,820)
Beginning balance		133,439	32,053	15,484
Issue of shares in the IPO			85,899
Issue of shares in the private placement			10,186
Issue of shares from a conversion of loans			11,088
Issue of shares upon exercise of share-based awards		1,485	33	15
Issue of shares upon exercise of share-based awards		₽ 9
Release of shares from trust (note 27)		1,476
Ending Balance	₽ 134,924	₽ 134,924	133,439	32,053
Treasury shares [member]
Disclosure of movement of Share capital and share premium [Line Items]
Ending balance	(8,091,632)	(8,091,632)
Beginning balance			₽ 0
Issue of shares to employee-benefit trust	12,200,000	(12,200,000)
Issue Of Shares To Employee Benefit trust Value	₽ (1)	₽ (1)
Release of shares from trust (note 27)		4,108,368
Ending Balance	₽ (1)	₽ (1)		₽ 0